Expense Example - ALPS Premium Income ETF - ALPS Premium Income ETF Shares	Sep. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	$ 208